UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 		1411 Fourth Avenue, Suite 1550
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	February 8. 2013
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	29
					---------------------
					258250
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER		CLASS	CUSIP         	PRN AMTSH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
								CALL	DISC	SOLE	NONE
A F L A C Inc                        	E                	1055102		11665	219610	SH 		SOLE	215294	4316
Abbott Laboratories                  	E                	2824100		8651	132091	SH 		SOLE	129454	2637
Accenture Ltd Cl A                   	E                	G1151C101          	8360	125719	SH 		SOLE	123245	2474
Amgen Incorporated                   	E                	31162100		10619	123197	SH 		SOLE	120738	2459
Bank Of America Corp                 	E                	60505104		9805	844547	SH 		SOLE	827885	16662
Berkshire Hathaway Cl B              E                	84670702	8428	93963	SH 		SOLE	92119	1844
Block H & R Incorporated            E                	93671105		8393	451993	SH 		SOLE	443066	8927
Bristol-Myers Squibb Co              	E                	110122108	7065	216813	SH 		SOLE	212199	4614
Cabelas Inc                          	E                	126804301	11992	287234	SH 		SOLE	281621	5613
Comcast Cp New Cl A Spl              	E                	20030N200          	8949	249158	SH 		SOLE	244149	5009
Disney Walt Co                       	E                	254687106	11073	222411	SH 		SOLE	218039	4372
Ebay Inc                             	E                	278642103	17017	333701	SH 		SOLE	327214	6487
Franklin Resources Inc               	E                	354613101	8859	70483	SH 		SOLE	69090	1393
Gannett Co Inc Del                   	E                	364730101	12607	700055	SH 		SOLE	686137	13918
Home Depot Inc                       	E                	437076102	9918	160364	SH 		SOLE	157827	2537
Johnson & Johnson                    	E                	478160104	4741	67643	SH 		SOLE	66261	1382
Jpmorgan Chase & Co                  	E                	46625H100          	9015	205048	SH 		SOLE	201052	3996
Mc Donalds Corp                      	E                	580135101	5178	58701	SH 		SOLE	57512	1189
Medtronic Inc                        	E                	585055106	5649	137733	SH 		SOLE	134973	2760
Merck & Co Inc                       	E                	58933y105          	8079	197347	SH 		SOLE	192796	4551
Mylan Laboratories Inc               	E                	628530107	8707	317202	SH 		SOLE	310854	6348
Nordstrom Inc                        	E                	655664100	10613	198390	SH 		SOLE	194556	3834
Oakmark Intl Fd Class I              	E                	413838202	322	15407	SH 		SOLE	15407	0
Pfizer Incorporated                  	E                	717081103	8745	348713	SH 		SOLE	341732	6981
Smead Value Fd Inst Cl               	E                	89833W568          	12753	469749	SH 		SOLE	397541	72208
Starbucks Corp                       	E                	855244109	9864	183929	SH 		SOLE	180346	3583
U S Bancorp Del New                  	E                	902973304	880	27571	SH 		SOLE	13785	13786
Walgreen Company                     	E                	931422109	9456	255511	SH 		SOLE	250475	5036
Wells Fargo & Co New                 	E                	949746101	10847	317378	SH 		SOLE	310969	6409
						258250

